Cash and Cash Equivalents and Restricted Cash	9 Months Ended
Sep. 30, 2021
Cash and Cash Equivalents and Restricted Cash
Cash and Cash Equivalents and Restricted Cash
17.	Cash and Cash Equivalents and Restricted Cash

The following table summarizes cash and cash equivalent and restricted cash in the condensed consolidated balance sheets (in thousands):

	September 30, 2021	December 31, 2020
Cash and cash equivalents	$145,597	$90,626
Restricted	—	15,500
	$145,597	$106,126